10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of option-based payments and compensation

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2025	2024	2023

Remuneration or fees	$ 171,200	$ 184,813	$ 183,412
Option based payments (non-cash item)	203,254	42,090	333,918
Total compensation for key management personnel	$ 374,454	$ 226,903	$ 517,330